UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-08397

THE MARSICO INVESTMENT FUND
(Exact name of registrant as specified in charter)

1200 17th Street, Suite 1600
Denver, CO 80202
 (Address of principal executive offices)(zip code)

Christopher J. Marsico
The Marsico Investment Fund
1200 17th Street, Suite 1600
Denver, CO 80202
(Name and address of agent for service)

Copies to:
Sander M. Bieber, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C.  20006
Registrant's telephone number, including area code: (303)454-5600

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Item 1.  Schedule of Investments

The Marsico Investment Fund
Schedule of Investments
December 31, 2010 (Unaudited)

Marsico Focus Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
General Dynamics Corporation	402,081	$28,531,668	2.20%
Goodrich Corporation	549,411	48,386,627	3.72
		76,918,295	5.92
Air Freight & Logistics
FedEx Corporation	258,083	24,004,300	1.85

Application Software
salesforce.com, inc.*	213,413	28,170,516	2.17

Automobile Manufacturers
Ford Motor Company*	953,248	16,005,034	1.23

Casinos & Gaming
Wynn Resorts Ltd.	344,643	35,787,729	2.75

Computer Hardware
Apple, Inc.*	220,183	71,022,228	5.47

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	233,923	25,733,869	1.98

Consumer Finance
American Express Company	474,788	20,377,901	1.57

Department Stores
Nordstrom, Inc.	801,488	33,967,061	2.61

Diversified Banks
ICICI Bank Ltd. Spon. ADR	361,816	18,322,362	1.41
U.S. Bancorp	2,106,218	56,804,699	4.37
Wells Fargo & Company	1,243,827	38,546,199	2.97
		113,673,260	8.75

Diversified Chemicals
The Dow Chemical Company	2,235,367	76,315,429	5.87

Diversified Metals & Mining
BHP Billiton PLC ADR	870,270	70,056,735	5.39
Freeport-McMoRan Copper & Gold, Inc.	201,620	24,212,546	1.86
		94,269,281	7.25

Fertilizers & Agricultural Chemicals
Monsanto Company	848,565	59,094,067	4.55

Footwear
NIKE, Inc. - Cl. B	484,229	41,362,841	3.18

Industrial Machinery
Eaton Corporation	724,593	73,553,435	5.66

Internet Retail
Amazon.com, Inc.*	316,775	57,019,500	4.39
priceline.com, Inc.*	81,384	32,516,977	2.50
		89,536,477	6.89
Internet Software & Services
Baidu, Inc. Spon. ADR*	393,975	38,030,407	2.93

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	283,963	47,751,218	3.67

Oil & Gas Equipment & Services
Halliburton Company	405,256	16,546,602	1.27

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	517,397	39,404,956	3.03

Other Diversified Financial Services
Citigroup, Inc.*	5,567,357	26,333,599	2.03

Packaged Foods & Meats
Mead Johnson Nutrition Company	926,458	57,672,011	4.44

Railroads
Union Pacific Corporation	797,324	73,880,042	5.69

Restaurants
McDonald's Corporation	875,982	67,240,378	5.17

Systems Software
Oracle Corporation	1,526,473	47,778,605	3.68

TOTAL COMMON STOCKS
(Cost $870,815,974)		1,294,429,541	99.61

SHORT-TERM INVESTMENTS

State Street Institutional U.S. Government Money Market Fund,
0.073%	3,947,778	3,947,778	0.30

TOTAL SHORT-TERM INVESTMENTS
(Cost $3,947,778)		3,947,778	0.30

TOTAL INVESTMENTS
(Cost $874,763,752)		1,298,377,319	99.91

Cash and Other Assets, Less Liabilities		1,201,988	0.09

NET ASSETS		$1,299,579,307	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Growth Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
General Dynamics Corporation	379,614	$26,937,409	2.62%
Precision Castparts Corp.	115,433	16,069,428	1.56
		43,006,837	4.18

Air Freight & Logistics
FedEx Corporation	144,053	13,398,370	1.30

Apparel Retail
The TJX Companies, Inc.	458,727	20,362,892	1.98

Application Software
salesforce.com, inc.*	156,699	20,684,268	2.01

Automobile Manufacturers
Ford Motor Company*	760,800	12,773,832	1.24

Casinos & Gaming
Wynn Resorts Ltd.	170,517	17,706,485	1.72

Communications Equipment
F5 Networks, Inc.*	38,129	4,962,871	0.48

Computer Hardware
Apple, Inc.*	176,342	56,880,875	5.53

Construction & Farm Machinery & Heavy Trucks
Cummins, Inc.	122,061	13,427,931	1.31

Department Stores
Nordstrom, Inc.	317,532	13,457,006	1.31

Diversified Banks
U.S. Bancorp	1,421,478	38,337,262	3.73
Wells Fargo & Company	759,568	23,539,012	2.29
		61,876,274	6.02
Diversified Chemicals
PPG Industries, Inc.	313,045	26,317,693	2.56
The Dow Chemical Company	1,355,947	46,292,031	4.50
		72,609,724	7.06
Diversified Metals & Mining
BHP Billiton PLC ADR	477,244	38,418,142	3.74
Freeport-McMoRan Copper & Gold, Inc.	124,096	14,902,689	1.45
		53,320,831	5.19
Fertilizers & Agricultural Chemicals
Monsanto Company	570,358	39,719,731	3.86

Footwear
NIKE, Inc. - Cl. B	429,052	36,649,622	3.56

Industrial Gases
Praxair, Inc.	365,900	34,932,473	3.40

Industrial Machinery
Danaher Corporation	392,797	18,528,235	1.80
Eaton Corporation	110,226	11,189,041	1.09
		29,717,276	2.89
Internet Retail
Amazon.com, Inc.*	240,109	43,219,620	4.20
priceline.com, Inc.*	64,103	25,612,354	2.49
		68,831,974	6.69
Internet Software & Services
Baidu, Inc. Spon. ADR*	315,589	30,463,806	2.96

Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	170,807	28,722,905	2.79

Oil & Gas Equipment & Services
Halliburton Company	208,814	8,525,876	0.83

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	411,809	31,363,373	3.05
EOG Resources, Inc.	200,344	18,313,445	1.78
		49,676,818	4.83
Other Diversified Financial Services
Citigroup, Inc.*	5,552,999	26,265,685	2.56

Packaged Foods & Meats
Mead Johnson Nutrition Company	138,080	8,595,480	0.84

Personal Products
The Estee Lauder Companies, Inc. - Cl. A	138,012	11,137,568	1.08

Railroads
Union Pacific Corporation	476,572	44,159,161	4.29

Regional Banks
The PNC Financial Services Group, Inc.	431,965	26,228,915	2.55

Restaurants
McDonald's Corporation	552,834	42,435,538	4.13
Starbucks Corporation	95,810	3,078,375	0.30
YUM! Brands, Inc.	284,865	13,972,628	1.36
		59,486,541	5.79
Semiconductors
Broadcom Corporation - Cl. A	581,283	25,314,875	2.46

Specialty Stores
Tiffany & Co.	303,437	18,895,022	1.84

Systems Software
Oracle Corporation	1,214,244	38,005,837	3.70

Wireless Telecommunication Services
American Tower Corporation - Cl. A*	239,120	12,348,157	1.20

TOTAL COMMON STOCKS
(Cost $685,649,446)		1,002,145,918	97.45

PREFERRED STOCKS

Diversified Banks
Wells Fargo & Company, Series J Pref., 8.000%	337,000	9,163,030	0.89

TOTAL PREFERRED STOCKS
(Cost $5,954,707)		9,163,030	0.89

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund,
0.005%	22,364,811	22,364,811	2.17

TOTAL SHORT-TERM INVESTMENTS
(Cost $22,364,811)		22,364,811	2.17

TOTAL INVESTMENTS
(Cost $713,968,964)		1,033,673,759	100.51

Liabilities, Less Cash and Other Assets		(5,283,200)	(0.51)

NET ASSETS		$1,028,390,559	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico 21st Century Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
Honeywell International, Inc.	448,531	$23,843,908	3.02%
Precision Castparts Corp.	164,780	22,939,024	2.91
		46,782,932	5.93
Apparel Retail
rue21, inc.*	186,703	5,472,265	0.69

Application Software
ANSYS, Inc.*	304,086	15,833,758	2.01
Informatica Corporation*	372,549	16,403,332	2.08
Nuance Communications, Inc.*	828,060	15,054,131	1.91
salesforce.com, inc.*	114,177	15,071,364	1.91
		62,362,585	7.91
Asset Management & Custody Banks
State Street Corporation	413,749	19,173,129	2.43

Automobile Manufacturers
Ford Motor Company*	720,148	12,091,285	1.53
General Motors Company*	724,355	26,699,725	3.39
		38,791,010	4.92
Broadcasting
CBS Corporation - Cl. B	711,262	13,549,541	1.72

Casinos & Gaming
Wynn Resorts Ltd.	58,620	6,087,101	0.77

Coal & Consumable Fuels
Amyris, Inc.*	135,508	3,615,353	0.46

Communications Equipment
Acme Packet, Inc.*	132,066	7,020,629	0.89

Computer Hardware
Apple, Inc.*	85,116	27,455,017	3.48

Diversified Banks
Wells Fargo & Company	1,436,053	44,503,283	5.64

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	637,053	19,181,666	2.43

Fertilizers & Agricultural Chemicals
Monsanto Company	355,885	24,783,831	3.14

Health Care Equipment
Intuitive Surgical, Inc.*	120,668	31,102,177	3.95

Health Care Services
Emergency Medical Services Corporation - Cl. A*	92,007	5,944,572	0.75

Homefurnishing Retail
Williams-Sonoma, Inc.	919,248	32,807,961	4.16

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	409,230	24,872,999	3.15

Internet Retail
Amazon.com, Inc.*	134,807	24,265,260	3.08

Internet Software & Services
OpenTable, Inc.*	80,356	5,663,491	0.72

Investment Banking & Brokerage
Jefferies Group, Inc.	540,096	14,382,757	1.83
Lazard Ltd. - Cl. A	467,800	18,473,422	2.34
		32,856,179	4.17
Leisure Facilities
Vail Resorts, Inc.*	244,648	12,731,482	1.62

Life Sciences Tools & Services
Pacific Biosciences of California, Inc.*	166,819	2,654,090	0.34

Movies & Entertainment
The Walt Disney Company	822,527	30,852,988	3.91

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	210,390	16,023,303	2.03
OGX Petróleo e Gás Participações S.A.*	951,000	11,457,831	1.46
		27,481,134	3.49
Railroads
CSX Corporation	291,012	18,802,285	2.38

Real Estate Operating Companies
BR Malls Participacoes S.A.	652,212	6,718,569	0.85

Real Estate Services
Jones Lang LaSalle, Inc.	273,134	22,921,405	2.91

Regional Banks
BB&T Corporation	289,125	7,601,096	0.97
City National Corporation	257,253	15,785,044	2.00
Columbia Banking System, Inc.	278,869	5,872,981	0.75
First Horizon National Corporation*	2,228,624	26,253,191	3.33
Fulton Financial Corporation	795,553	8,226,018	1.04
Glacier Bancorp, Inc.	398,029	6,014,218	0.76
Park Sterling Bank, Inc.*	419,993	2,587,157	0.33
The PNC Financial Services Group, Inc.	709,430	43,076,590	5.46
		115,416,295	14.64
Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	13,422	2,854,323	0.36

Retail REITs
Colony Financial, Inc.	157,543	3,154,011	0.40

Systems Software
Oracle Corporation	327,617	10,254,412	1.30

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	2,309,800	32,291,004	4.10

Wireless Telecommunication Services
Crown Castle International Corp.*	276,359	12,112,815	1.54

TOTAL COMMON STOCKS
(Cost $580,485,878)		774,535,794	98.23

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.005%	11,649,225	11,649,225	1.48

TOTAL SHORT-TERM INVESTMENTS
(Cost $11,649,225)		11,649,225	1.48

TOTAL INVESTMENTS
(Cost $592,135,103)		786,185,019	99.71

Cash and Other Assets, Less Liabilities		2,287,728	0.29

NET ASSETS		$788,472,747	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Advertising
Publicis Groupe S.A.	112,891	$5,883,393	1.65%

Aerospace & Defense
Rolls-Royce Group PLC*	376,239	3,654,480	1.03
Safran S.A.	47,674	1,688,229	0.47
		5,342,709	1.50
Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	116,551	8,726,510	2.45

Apparel, Accessories & Luxury Goods
Adidas A.G.	54,842	3,582,921	1.01
Pandora A/S*	65,134	3,923,419	1.10
Swatch Group AG	22,572	10,062,042	2.83
		17,568,382	4.94
Asset Management & Custody Banks
Julius Baer Group Ltd.	117,433	5,501,140	1.55

Automobile Manufacturers
Daimler A.G.*	79,952	5,419,985	1.52
Honda Motor Co., Ltd.	177,000	7,008,930	1.97
PT ASTRA International Tbk	315,000	1,907,131	0.54
		14,336,046	4.03
Brewers
Anheuser-Busch InBev N.V.	130,714	7,476,009	2.10

Building Products
ASSA ABLOY AB - Cl. B	122,765	3,458,992	0.97
Daikin Industries, Ltd.	63,873	2,265,725	0.64
		5,724,717	1.61
Cable & Satellite
Naspers Ltd. - Cl. N	62,773	3,696,818	1.04

Casinos & Gaming
Genting Bhd	580,900	2,106,198	0.59

Communications Equipment
HTC Corporation	59,400	1,833,553	0.52

Construction & Farm Machinery & Heavy Trucks
Komatsu Ltd.	278,800	8,437,143	2.37

Distillers & Vintners
Pernod-Ricard S.A.	49,124	4,618,740	1.30

Distributors
Li & Fung Ltd.	2,012,000	11,764,795	3.31

Diversified Banks
Barclays PLC	1,271,850	5,188,363	1.46
BNP Paribas	58,295	3,708,800	1.04
HSBC Holdings PLC	519,004	5,268,563	1.48
ICICI Bank Ltd. Spon. ADR	219,191	11,099,832	3.12
Mizuho Financial Group, Inc.	802,000	1,511,344	0.42
Standard Chartered PLC	205,866	5,538,260	1.56
		32,315,162	9.08
Diversified Chemicals
BASF S.E.	131,303	10,474,973	2.94

Diversified Metals & Mining
Teck Resources Ltd. - Cl. B	83,791	5,207,126	1.46
Xstrata PLC	173,452	4,071,307	1.15
		9,278,433	2.61
Diversified Real Estate Activities
CapitaLand Ltd.	1,513,000	4,373,889	1.23
Hang Lung Properties Ltd.	971,000	4,515,959	1.27
		8,889,848	2.50
Electrical Components & Equipment
Schneider Electric S.A.	55,570	8,316,917	2.34
Sensata Technologies Holding N.V.*	123,252	3,711,118	1.04
		12,028,035	3.38
Food Retail
FamilyMart Co., Ltd.	124,800	4,703,633	1.32
Tesco PLC	915,940	6,069,176	1.71
		10,772,809	3.03
Homebuilding
PDG Realty S.A. Empreendimentos e Participações	1,159,200	7,094,863	1.99

Hotels, Resorts & Cruise Lines
Accor S.A.	141,283	6,286,922	1.77

Household Products
Reckitt Benckiser Group PLC	107,392	5,902,076	1.66

Hypermarkets & Super Centers
Metro AG	73,888	5,319,924	1.49

Industrial Conglomerates
Siemens A.G.	58,431	7,238,140	2.03

Industrial Machinery
FANUC Corporation	19,100	2,933,576	0.82

Internet Retail
DeNA Co., Ltd.	110,300	3,956,073	1.11

Internet Software & Services
Baidu, Inc. Spon. ADR*	28,669	2,767,419	0.78
Mail.Ru Group Ltd. - GDR 144a*	43,816	1,577,376	0.44
MercadoLibre, Inc.*	57,139	3,808,314	1.07
		8,153,109	2.29
Life & Health Insurance
Ping An Insurance (Group) Company of China Ltd. - Cl. H	725,000	8,086,854	2.27

Office Electronics
Canon, Inc.	122,000	6,326,149	1.78

Oil & Gas Equipment & Services
Core Laboratories N.V.	18,465	1,644,308	0.46

Oil & Gas Exploration & Production
CNOOC Ltd.	1,568,800	3,741,966	1.05
OGX Petróleo e Gás Participações S.A.*	1,093,900	13,179,518	3.70
Tullow Oil PLC	284,863	5,600,475	1.58
		22,521,959	6.33
Packaged Foods & Meats
Nestlé S.A.	158,642	9,289,465	2.61

Pharmaceuticals
Novo Nordisk A/S - Cl. B	71,214	8,030,335	2.25
Teva Pharmaceutical Industries Ltd. Spon. ADR	175,232	9,134,844	2.57
		17,165,179	4.82
Railroads
Canadian National Railway Company	117,247	7,793,408	2.19

Real Estate Operating Companies
BR Malls Participacoes S.A.	679,700	7,001,729	1.97

Restaurants
Compass Group PLC	419,531	3,800,266	1.07

Semiconductors
ARM Holdings PLC	282,572	1,864,881	0.52
Infineon Technologies AG*	213,424	1,985,837	0.56
		3,850,718	1.08
Specialty Chemicals
LyondellBasell Industries N.V. - Cl. A*	54,202	1,864,549	0.52
Novozymes A/S - Cl. B	24,925	3,471,952	0.98
		5,336,501	1.50
Steel
ThyssenKrupp AG	135,193	5,597,700	1.57

Trading Companies & Distributors
Marubeni Corporation	770,000	5,415,322	1.52

Wireless Telecommunication Services
Millicom International Cellular S.A.	54,543	5,214,311	1.46
MTN Group Ltd.	285,588	5,827,512	1.64
		11,041,823	3.10

TOTAL COMMON STOCKS
(Cost $260,576,388)		348,531,477	97.93

UNITS

Education Services
Anhanguera Educacional Participacoes S.A.	91,900	2,214,458	0.62

TOTAL UNITS
(Cost $1,625,658)		2,214,458	0.62

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund,
0.005%	5,395,415	5,395,415	1.52

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,395,415)		5,395,415	1.52

TOTAL INVESTMENTS
(Cost $267,597,461)		356,141,350	100.07

Liabilities, Less Cash and Other Assets		(246,151)	(0.07)

NET ASSETS		$355,895,199	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico International Opportunities Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$3,808,314	1.07%
Belgium	7,476,009	2.10
Brazil	29,490,568	8.28
Canada	13,000,534	3.65
China/Hong Kong	30,876,993	8.67
Denmark	15,425,706	4.33
France	30,503,001	8.57
Germany	39,619,480	11.12
India	11,099,832	3.12
Indonesia	1,907,131	0.54
Israel	9,134,844	2.57
Japan	42,557,895	11.95
Luxembourg	5,214,311	1.46
Malaysia	2,106,198	0.59
Netherlands	7,219,975	2.03
Russian Federation	1,577,376	0.44
Singapore	4,373,889	1.23
South Africa	9,524,330	2.67
Spain	8,726,510	2.45
Sweden	3,458,992	0.97
Switzerland	28,923,954	8.12
Taiwan	1,833,553	0.51
United Kingdom	42,886,540	12.04
United States(1)	5,395,415	1.52
	$356,141,350	100.00%

(1) Includes short-term securities.

Marsico Flexible Capital Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
BE Aerospace, Inc.*	156,257	$5,786,197	1.47%

Apparel Retail
rue21, inc.*	192,917	5,654,397	1.44
The TJX Companies, Inc.	248,313	11,022,614	2.80
		16,677,011	4.24
Apparel, Accessories & Luxury Goods
lululemon athletica, inc.*	26,293	1,798,967	0.46

Application Software
Informatica Corporation*	302,037	13,298,689	3.38
Nuance Communications, Inc.*	231,673	4,211,815	1.07
		17,510,504	4.45
Auto Parts & Equipment
BorgWarner, Inc.*	115,215	8,336,957	2.12

Automotive Retail
Lentuo International, Inc. Spon. ADR*	336,502	2,355,514	0.60

Broadcasting
Discovery Communications, Inc. - Cl. A*	272,109	11,346,945	2.89

Coal & Consumable Fuels
Amyris, Inc.*	91,653	2,445,302	0.62

Communications Equipment
Acme Packet, Inc.*	169,246	8,997,117	2.29

Computer Hardware
Apple, Inc.*	22,804	7,355,658	1.87

Distributors
Li & Fung Ltd.	876,000	5,082,802	1.29

Diversified Banks
U.S. Bancorp	549,976	14,832,853	3.77

Diversified Chemicals
PPG Industries, Inc.	114,206	9,601,298	2.44

Diversified Metals & Mining
Freeport-McMoRan Copper & Gold, Inc.	62,354	7,488,092	1.90

Diversified Real Estate Activities
Hang Lung Properties Ltd.	1,734,000	8,064,546	2.05

Diversified Support Services
Edenred*	215,449	5,100,228	1.30

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	592,382	17,836,622	4.54

Fertilizers & Agricultural Chemicals
Monsanto Company	112,041	7,802,535	1.98

Health Care Equipment
Intuitive Surgical, Inc.*	24,483	6,310,493	1.60

Internet Software & Services
Baidu, Inc. Spon. ADR*	74,344	7,176,426	1.83
Youku.com, Inc. Spon. ADR*	43,002	1,505,500	0.38
		8,681,926	2.21
Investment Banking & Brokerage
KBW, Inc.	185,575	5,181,254	1.32
The Goldman Sachs Group, Inc.	60,812	10,226,146	2.60
		15,407,400	3.92
Life & Health Insurance
Ping An Insurance (Group) Company of China Ltd. - Cl. H	741,000	8,265,323	2.10

Managed Health Care
Odontoprev S.A.	512,200	7,741,625	1.97

Metal & Glass Containers
Owens-Illinois, Inc.*	347,485	10,667,790	2.71

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	102,089	7,775,098	1.98
OGX Petróleo e Gás Participações S.A.*	775,000	9,337,350	2.37
		17,112,448	4.35
Oil & Gas Storage & Transportation
Targa Resources Corporation*	436,874	11,712,592	2.98

Packaged Foods & Meats
Mead Johnson Nutrition Company	125,986	7,842,629	1.99

Regional Banks
The PNC Financial Services Group, Inc.	172,972	10,502,860	2.67

Specialty Chemicals
LyondellBasell Industries N.V. - Cl. A*	319,153	10,978,863	2.79

Thrifts & Mortgage Finance
First Niagara Financial Group, Inc.	859,354	12,013,769	3.06

TOTAL COMMON STOCKS
(Cost $255,279,246)		285,656,866	72.63

CONVERTIBLE PREFERRED STOCKS

Other Diversified Financial Services
Citigroup, Inc.,
Tangible Dividend Enhanced Common Stock, 7.500%, 12/15/12	62,682	8,568,002	2.18

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $8,091,143)		8,568,002	2.18

			Percent
	Par		of Net
	Value	Value	Assets
CORPORATE BONDS

Health Care Facilities
HCA, Inc., 9.250%, 11/15/16	$3,385,000	$3,611,372	0.92%
HCA, Inc., 9.625%, 11/15/16	2,658,000	2,847,382	0.72
		6,458,754	1.64
Real Estate Services
CB Richard Ellis Services, Inc., 11.625%, 6/15/2017	5,613,000	6,504,064	1.66

TOTAL CORPORATE BONDS
(Cost $12,951,372)		12,962,818	3.30

	Number		Percent
	of		of Net
	Shares	Value	Assets
PREFERRED STOCKS

Automobile Manufacturers
General Motors Company, Jr. Pref. Series B, 4.750%*	137,705	7,451,218	1.89

Other Diversified Financial Services
Countrywide Capital V, Capital Securities, 7.000%	399,029	9,816,113	2.50

TOTAL PREFERRED STOCKS
(Cost $16,009,117)		17,267,331	4.39

UNITS

Education Services
Anhanguera Educacional Participacoes S.A.	457,600	11,026,506	2.81

TOTAL UNITS
(Cost $8,510,857)		11,026,506	2.81

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.005%	70,414,168	70,414,168	17.90

TOTAL SHORT-TERM INVESTMENTS
(Cost $70,414,168)		70,414,168	17.90

TOTAL INVESTMENTS
(Cost $371,255,903)		405,895,691	103.21

Liabilities, Less Cash and Other Assets		(12,609,359)	(3.21)

NET ASSETS		$393,286,332	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Flexible Capital Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Brazil	$28,105,481	6.92%
Canada	1,798,967	0.44
China/Hong Kong	32,450,111	8.00
France	5,100,228	1.26
Netherlands	28,815,485	7.10
United States(1)	309,625,419	76.28
	$405,895,691	100.00%

(1) Includes short-term securities.

Marsico Global Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets
COMMON STOCKS

Aerospace & Defense
Precision Castparts Corp.	22,306	$3,105,218	2.33%

Apparel Retail
Industria de Diseno Textile S.A. (Inditex)	76,403	5,720,513	4.29
rue21, inc.*	30,632	897,824	0.68
		6,618,337	4.97
Apparel, Accessories & Luxury Goods
Compagnie Financière Richemont SA	93,396	5,493,883	4.12
lululemon athletica, inc.*	13,546	926,817	0.70
		6,420,700	4.82
Application Software
ANSYS, Inc.*	35,798	1,864,002	1.40
AutoNavi Holdings Ltd. ADR*	19,500	312,585	0.24
Informatica Corporation*	42,132	1,855,072	1.39
Nuance Communications, Inc.*	96,129	1,747,625	1.31
salesforce.com, inc.*	16,698	2,204,136	1.65
		7,983,420	5.99
Asset Management & Custody Banks
Julius Baer Group Ltd.	128,280	6,009,267	4.51
State Street Corporation	68,283	3,164,234	2.37
		9,173,501	6.88
Automobile Manufacturers
Bayerische Motoren Werke AG	24,706	1,942,911	1.46
General Motors Company*	129,753	4,782,695	3.59
		6,725,606	5.05
Brewers
Anheuser-Busch InBev N.V.	23,338	1,334,785	1.00

Casinos & Gaming
Wynn Macau Ltd.	1,607,475	3,590,182	2.69

Coal & Consumable Fuels
Amyris, Inc.*	20,553	548,354	0.41

Communications Equipment
Acme Packet, Inc.*	15,180	806,969	0.61

Computer Hardware
Apple, Inc.*	15,554	5,017,098	3.76

Distributors
Li & Fung Ltd.	782,000	4,572,599	3.43

Diversified Banks
Barclays PLC	681,275	2,779,182	2.08
ICICI Bank Ltd. Spon. ADR	21,445	1,085,975	0.81
Wells Fargo & Company	219,153	6,791,551	5.10
		10,656,708	7.99
Diversified Metals & Mining
BHP Billiton PLC	94,842	3,772,115	2.83

Diversified Real Estate Activities
Hang Lung Properties Ltd.	408,000	1,897,540	1.42

Electrical Components & Equipment
Sensata Technologies Holding N.V.*	105,049	3,163,025	2.37

Fertilizers & Agricultural Chemicals
Monsanto Company	59,221	4,124,150	3.09

Health Care Equipment
Intuitive Surgical, Inc.*	16,965	4,372,729	3.28

Hotels, Resorts & Cruise Lines
Starwood Hotels & Resorts Worldwide, Inc.	68,978	4,192,483	3.15

Internet Retail
Amazon.com, Inc.*	18,352	3,303,360	2.48
MakeMyTrip Ltd.*	11,221	303,304	0.23
		3,606,664	2.71
Internet Software & Services
MercadoLibre, Inc.*	38,200	2,546,030	1.91
OpenTable, Inc.*	13,165	927,869	0.70
Youku.com, Inc. ADR*	15,786	552,668	0.41
		4,026,567	3.02
Marine
Kuehne + Nagel International AG	21,337	2,966,642	2.23

Movies & Entertainment
The Walt Disney Company	81,237	3,047,200	2.29

Oil & Gas Exploration & Production
Anadarko Petroleum Corporation	17,629	1,342,625	1.01
OGX Petróleo e Gás Participações S.A.*	343,400	4,137,349	3.10
		5,479,974	4.11
Packaged Foods & Meats
Nestlé S.A.	48,636	2,847,937	2.14

Real Estate Operating Companies
BR Malls Participacoes S.A.	375,700	3,870,163	2.90

Regional Banks
The PNC Financial Services Group, Inc.	82,503	5,009,582	3.76

Restaurants
Chipotle Mexican Grill, Inc. - Cl. A*	2,290	486,991	0.37

Specialized Finance
CME Group, Inc.	6,709	2,158,621	1.62

Specialty Chemicals
Novozymes A/S - Cl. B	22,424	3,123,573	2.34

Wireless Telecommunication Services
Crown Castle International Corp.*	49,395	2,164,983	1.62

TOTAL COMMON STOCKS
(Cost $91,215,534)		126,864,416	95.18

UNITS

Education Services
Anhanguera Educacional Participacoes S.A.	64,800	1,561,446	1.17

TOTAL UNITS
(Cost $1,146,723)		1,561,446	1.17

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund, 0.005%	4,756,220	4,756,220	3.57

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,756,220)		4,756,220	3.57

TOTAL INVESTMENTS
(Cost $97,118,477)		133,182,082	99.92

Cash and Other Assets, Less Liabilities		109,262	0.08

NET ASSETS		$133,291,344	100.00%

* Non-income producing.

See notes to schedules of investments.

Marsico Global Fund

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Argentina	$2,546,030	1.91%
Australia	3,772,115	2.83
Belgium	1,334,785	1.00
Brazil	9,568,958	7.18
Canada	926,817	0.70
China/Hong Kong	10,925,574	8.20
Denmark	3,123,573	2.35
Germany	1,942,911	1.46
India	1,389,279	1.04
Netherlands	3,163,025	2.38
Spain	5,720,513	4.30
Switzerland	17,317,729	13.00
United Kingdom	2,779,182	2.09
United States(1)	68,671,591	51.56
	$133,182,082	100.00%

(1) Includes short-term securities.

Marsico Emerging Markets Fund
SCHEDULE OF INVESTMENTS
December 31, 2010
(Unaudited)

	Number		Percent
	of		of Net
	Shares	Value	Assets

Cash		$100	100.00%
NET ASSETS		$100	100.00%

Notes to Schedules of Investments

Investment Valuation - A security traded on a recognized stock exchange is valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale is reported on the valuation date, the most current bid price will generally be used.  Other securities for which over-the-counter market quotations are readily available are valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as de termined in good faith by the Adviser in accordance with procedures established by, and under the general supervision of, the Board of Trustees of the Focus Fund, Growth Fund, 21st Century Fund, International Opportunities Fund, Flexible Capital Fund, Global Fund and Emerging Markets Fund (collectively, the “Funds”). The Funds may use pricing services to assist in determining market value. The Board of Trustees has authorized the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related U.S.-traded securities, as represented by the S&P 500 Index.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Values of securities denominated in foreign currencies are translated into U.S. dollars at 4:00 p.m. ET. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year-end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year-end, resulting from changes in the exchange rates and changes in market prices of securities held.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more likely-than-not” standard that based on the technical merits have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations contained in the Funds’ Annual and Semi-Annual Reports.

The Income Tax Statement requires management of the Funds to analyze all open tax years, fiscal years 2007-2010 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2010, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2010 gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Focus Fund	Growth Fund	21st Century Fund	International Opportunities Fund	Flexible Capital Fund	Global Fund

Cost of Investments	$912,119,091	$728,075,307	$622,220,805	$276,785,420	$372,669,781	$101,491,477

Gross Unrealized Appreciation	$395,511,477	$309,161,921	$175,704,876	$82,248,053	$33,383,508	$32,348,770
Gross Unrealized Depreciation	(9,253,249)	(3,563,469)	(11,740,662)	(2,892,123)	(157,598)	(658,165)

Net Unrealized Appreciation on investments	$386,258,228	$305,598,452	$163,964,214	$79,355,930	$33,225,910	$31,690,605

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and passive foreign investment companies (“PFICs”).

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotations obtained from pricing services)
▪	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments.  The following is a summary of the fair values of the Funds’ investments in each category and economic sector as of December 31, 2010:

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Focus Fund
Common Stocks
Consumer Discretionary	$283,899,520	$-	$-	$283,899,520
Consumer Staples	57,672,011	-	-	57,672,011
Energy	55,951,558	-	-	55,951,558
Financials	208,135,978	-	-	208,135,978
Industrials	274,089,941	-	-	274,089,941
Information Technology	185,001,756	-	-	185,001,756
Materials	229,678,777	-	-	229,678,777
Short-term Investments	3,947,778	-	-	3,947,778
				$1,298,377,319

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Growth Fund
Common Stocks
Consumer Discretionary	$248,163,374	$-	$-	$248,163,374
Consumer Staples	19,733,048	-	-	19,733,048
Energy	58,202,694	-	-	58,202,694
Financials	143,093,779	-	-	143,093,779
Industrials	143,709,575	-	-	143,709,575
Information Technology	176,312,532	-	-	176,312,532
Materials	200,582,759	-	-	200,582,759
Telecommunication Services	12,348,157	-	-	12,348,157
Preferred Stocks	9,163,030	-	-	9,163,030
Short-term Investments	22,364,811	-	-	22,364,811
				$1,033,673,759

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico 21st Century Fund
Common Stocks
Consumer Discretionary	$192,284,930	$-	$-	$192,284,930
Energy	31,096,487	-	-	31,096,487
Financials	277,033,875	-	-	277,033,875
Health Care	39,700,839	-	-	39,700,839
Industrials	84,766,883	-	-	84,766,883
Information Technology	112,756,134	-	-	112,756,134
Materials	24,783,831	-	-	24,783,831
Telecommunication Services	12,112,815	-	-	12,112,815
Short-term Investments	11,649,225	-	-	11,649,225
				$786,185,019

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico International Opportunities Fund
Common Stocks
Consumer Discretionary	$85,220,266	$-	$-	$85,220,266
Consumer Staples	43,379,023	-	-	43,379,023
Energy	24,166,267	-	-	24,166,267
Financials	61,794,733	-	-	61,794,733
Health Care	17,165,179	-	-	17,165,179
Industrials	54,913,050	-	-	54,913,050
Information Technology	20,163,529	-	-	20,163,529
Materials	30,687,607	-	-	30,687,607
Telecommunication Services	11,041,823	-	-	11,041,823
Units	2,214,458	-	-	2,214,458
Short-term Investments	5,395,415	-	-	5,395,415
				$356,141,350

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Flexible Capital Fund
Common Stocks
Consumer Discretionary	$45,598,196	$-	$-	$45,598,196
Consumer Staples	7,842,629	-	-	7,842,629
Energy	31,270,342	-	-	31,270,342
Financials	69,086,751	-	-	69,086,751
Health Care	14,052,118	-	-	14,052,118
Industrials	28,723,047	-	-	28,723,047
Information Technology	42,545,205	-	-	42,545,205
Materials	46,538,578	-	-	46,538,578
Convertible Preferred Stocks	8,568,002	-	-	8,568,002
Corporate Bonds	-	12,962,818	-	12,962,818
Preferred Stocks	17,267,331	-	-	17,267,331
Units	11,026,506	-	-	11,026,506
Short-term Investments	70,414,168	-	-	70,414,168
				$405,895,691

Fund Investments by Major Security Type	Level 1	Level 2	Level 3	Total
Marsico Global Fund
Common Stocks
Consumer Discretionary	$39,260,762	$-	$-	$39,260,762
Consumer Staples	4,182,722	-	-	4,182,722
Energy	6,028,328	-	-	6,028,328
Financials	32,766,115	-	-	32,766,115
Health Care	4,372,729	-	-	4,372,729
Industrials	9,234,885	-	-	9,234,885
Information Technology	17,834,054	-	-	17,834,054
Materials	11,019,838	-	-	11,019,838
Telecommunication Services	2,164,983	-	-	2,164,983
Units	1,561,446	-	-	1,561,446
Short-term Investments	4,756,220	-	-	4,756,220
				$133,182,082

There were no significant transfers between each of the three levels.

Item 2.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the registrant and by the registrant’s service providers.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s fiscal quarter ended December 31, 2010 that materially affected, or were reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits

(a)
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit	Description of Exhibit
A	Certificate of Principal Executive Officer
B	Certificate of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Marsico Investment Fund

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:  March 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher J. Marsico
Christopher J. Marsico
Executive Vice President and Chief Operating Officer

Date:  March 1, 2011

By:	/s/ Neil L. Gloude
Neil L. Gloude
Vice President, Secretary and Treasurer

Date:  March 1, 2011